Equity - Stock-based Compensation - Options fair value assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Company A
Equity
Expected dividend yield	0.00%	0.00%
Volatility	27.09%	27.09%
Risk-free interest Rate	1.50%	1.50%
Company A | Minimum
Equity
Expected term in years	7 years 2 months 1 day	7 years 2 months 1 day
Stock price	$ 4.0886	$ 4.0886
Initial fair value per share	$ 4.0886	$ 4.0886
Company A | Maximum
Equity
Expected term in years	7 years 11 months 1 day	7 years 11 months 1 day
Stock price	$ 6.1329	$ 6.1329
Initial fair value per share	$ 6.1329	$ 6.1329
Company B
Equity
Expected dividend yield	0.00%	0.00%
Volatility	27.09%	27.09%
Risk-free interest Rate	1.50%	1.50%
Company B | Minimum
Equity
Expected term in years	7 years 2 months 1 day	7 years 2 months 1 day
Stock price	$ 4.0886	$ 4.0886
Initial fair value per share	$ 2.068	$ 2.068
Company B | Maximum
Equity
Expected term in years	8 years 2 months 1 day	8 years 2 months 1 day
Stock price	$ 6.1329	$ 6.1329
Initial fair value per share	$ 3.8976	$ 3.8976